Schedule H, Line 4i - Schedule of Assets	12 Months Ended
Apr. 30, 2025
EBP 044
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets Held for Investment
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
April 30, 2025

Issuer	Face amount or number of units	Current value
Darden Common Stock*	1,883,025	$377,810,136

Short-term investments
AllSpring Government Money Market Fund*	5,022,039	$5,022,039
Principal Fixed Income Guaranteed Option*+	157,331	157,331
Total	5,179,370	5,179,370

Mutual funds
John Hancock Bond Trust Fund	191,693	$2,585,938
Vanguard Institutional Index Fund	410,121	185,747,979
BlackRock Advantage Small Cap Core Fund	2,407,272	39,647,763
Vanguard Total Bond Market Index Fund	2,316,900	22,381,255
Vanguard Extended Market Index I Fund	338,581	43,937,645
Vanguard Total International Stock Index Fund	86,311	11,863,442
Total	5,750,878	306,164,022

Pooled Separate Account
Principal Real Estate US Property*	196	$31,579
Total	196	31,579

Common collective trust
Invesco Stable Value Trust	54,430,578	$51,026,191
TS&W International Large Cap Equity M Fund	2,845,148	31,500,340
Vanguard Target Retirement 2070 Fund	245,925	6,042,386
Vanguard Target Retirement 2065 Fund	574,220	23,146,805
Vanguard Target Retirement 2060 Fund	776,958	50,921,844
Vanguard Target Retirement 2055 Fund	708,248	88,311,424
Vanguard Target Retirement 2050 Fund	1,144,442	117,042,033
Vanguard Target Retirement 2045 Fund	1,360,249	136,364,946
Vanguard Target Retirement 2040 Fund	1,021,691	98,582,991
Vanguard Target Retirement 2035 Fund	1,186,500	107,105,333
Vanguard Target Retirement 2030 Fund	773,099	65,829,406
Vanguard Target Retirement 2025 Fund	647,595	52,811,379
Vanguard Target Retirement 2020 Fund	206,372	15,925,747
Vanguard Institutional Target Retirement Income Fund	168,301	11,701,991
Total	66,089,326	$856,312,816

Notes receivable from Participants* outstanding – interest rates ranging from 4.25% – 9.50% with varying maturities	6,093	34,597,236
Total		$1,580,095,159

*	Party-in-interest
+	Guaranteed investment funds are valued at contract value, which approximates fair value